Property And Equipment, Net (Details)		12 Months Ended
	Oct. 12, 2020 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)
Property And Equipment, Net [Abstract]
Depreciation expenses		$ 1,902,005	$ 244,684	$ 1,943,260	$ 2,253,593
Losses on disposal of property and equipment		636,289		485,957	1,862,704
Impairment loss property and equipment
Granting budget	$ 300,000,000